Loans Held for Sale - Summary of Activity in the Balance of Loans Held for Sale, at Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Movement In Loans Held For Sale At Fair Value [Roll Forward]
Beginning balance	$ 401,120		$ 503,753		$ 503,753		$ 426,480		$ 0
Originations and purchases	3,119,457		3,923,870		4,967,767	[1]	8,106,742	[1]	670,147	[1]
Proceeds from sales	(3,306,180)		(4,010,644)		(5,015,235)		(7,999,235)		(241,960)
Principal collections	(6,512)		(9,156)
Transfers to loans held for investment - reverse mortgages					(110,874)		0		0
Transfers to loans held for investment - reverse mortgage	0		(110,874)		(110,874)		0		0
Gain (loss) on sale of loans	37,580		39,486		49,533		(26,981)		3,889
Other	9,556	[2]	485	[2]	6,176		(3,253)		(5,596)
Ending balance	$ 235,909		$ 335,950		$ 401,120		$ 503,753		$ 426,480

[1]	Purchases include $60.0 million of reverse mortgages acquired in the Liberty Acquisition in 2013 and $558.7 million of forward mortgages acquired in the Homeward Acquisition in 2012.
[2]	Other includes the change in fair value of $9.9 million and $1.2 million for the nine months ended September 30, 2015 and 2014, respectively.